UNAUDITED PRIVATE PLACEMENT (Details) - USD ($)		9 Months Ended	12 Months Ended
	Jan. 24, 2022	Sep. 30, 2022	Apr. 30, 2023	Dec. 31, 2022	Apr. 24, 2022	Apr. 25, 2021	Oct. 15, 2023	Apr. 26, 2020
PRIVATE PLACEMENT
Aggregate purchase price			$ 3,758,000		$ 56,000	$ 0
Exercise price of warrant			$ 1.31		$ 4.49	$ 3.45	$ 1.19	$ 3.45
BANYAN ACQUISITION CORPORATION
PRIVATE PLACEMENT
Aggregate purchase price		$ 11,910,000		$ 11,910,000
Number of shares per warrant	1
BANYAN ACQUISITION CORPORATION | Private Placement | Private Placement Warrants
PRIVATE PLACEMENT
Number of warrants to purchase shares issued	11,910,000
Price of warrants	$ 1.00
Aggregate purchase price	$ 11,910,000
Number of shares per warrant	1
Exercise price of warrant	$ 11.50